Hybrid Bonds - Summary of Hybrid Bonds (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Series hybrid bonds	₩ 398,509	₩ 398,509
Series 3 hybrid bonds [member]
Type	Unsecured subordinated bearer bond
Issuance date	Jun. 05, 2023
Maturity	June 5, 2083
Annual interest rate(%)	4.95%
Series hybrid bonds	₩ 400,000	400,000
Issuance costs [Member]
Series hybrid bonds	₩ (1,491)	₩ (1,491)